Warrants	3 Months Ended
Mar. 31, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Warrants	Warrants
Warrants on preferred shares
The Company had issued warrants to purchase its preferred shares representing 985,278 preferred shares. In connection with the closing of the Business Combination, all warrants were exercised on a cashless basis and are no longer outstanding. The warrants were exercised for 594,309 shares of preferred stock, which were converted at the closing of the Business Combination into shares of common stock. The exercise prices of the warrants ranged from $3.36 to $4.56 as of the closing of the Business Combination.
The warrants were accounted for as liabilities in accordance with ASC 480, and were presented within warrants on the condensed consolidated balance sheet as of December 31, 2022. The warrant liabilities were measured at fair value at inception and on recurring basis, with changes in fair value presented within other expense, net on the condensed consolidated statements of operations and comprehensive loss. Immediately before the exercise of these warrants, the associated warrant liability was marked-to-market a final time to $5,890, which is equal to the number of shares issued multiplied by the share price of $9.91 on the date of exercise, February 8, 2023.
AM SAFE warrant
The warrant related to the AM SAFE (“AM SAFE warrant”) was accounted for as a liability in accordance with ASC 480 prior to the consummation of the Business Combination and was presented within warrants on the condensed consolidated balance sheet as of December 31, 2022. As a result of the Business Combination and issuance of the PIPE shares, the number of common shares available under the AM SAFE warrant equals 300,000. The exercise price of the AM SAFE warrant is $10.00 per share as of the Closing Date and March 31, 2023. The AM SAFE warrant expires at the earliest of (a) the fifth anniversary of the Business Combination, (b) the consummation of a dissolution event and (c) a change of control. Due to the AM SAFE warrant becoming exercisable for a fixed number of shares at a fixed exercise price, it no longer meets the criteria for liability accounting under ASC 480 and meets the criteria for equity classification under ASC 815-40. As a result, on the Closing Date, the AM SAFE warrant was marked-to-market a final time to $1,800 through other expense, net on the condensed consolidated statement of operations and comprehensive loss and reclassified to additional paid-in capital on the condensed consolidated balance sheet.
Shortfall Warrants
On March 27, 2023, the Company issued an aggregate of 2,073,486 warrants to ACM and 2,010,000 warrants to Vellar pursuant to the Forward Purchase Agreement (collectively, the “Shortfall Warrants”), as further described in Note 9 - Forward Purchase Agreement. Each Shortfall Warrant entitles the registered holder to purchase one share of common stock at a price of $10.00 per share, subject to adjustment in the event that the Company sells, grants or otherwise issues common stock or common stock equivalents at an effective price less than the then current exercise price of the Shortfall Warrants, at any time commencing on or after March 27, 2023. The Shortfall Warrants expire on the fifth anniversary of their issuance. As the Shortfall Warrants meet the definition of a derivative but do not qualify for the exception from derivative accounting under the indexation guidance, they meet the criteria for liability classification under ASC 815 and were presented within warrants on the condensed consolidated balance sheet. As a result, the Shortfall Warrants are measured at fair value at inception and on recurring basis, with changes in fair value presented within other expense, net on the condensed consolidated statements of operations and comprehensive loss. The fair value of the Shortfall Warrants as of March 31, 2023 was $5,104.
On May 13, 2023, the Company amended the Shortfall Warrant agreement, which resulted in the reclassification of the Shortfall Warrants to equity on that date as the amended agreement met the requirements for equity classification in ASC 815-40. This reclassification will be reflected in the period ended June 30, 2023.
Public Warrants and Private Placement Warrants
As part of AMCI’s initial public offering (“IPO”), AMCI issued warrants to third party investors where each whole warrant entitles the holder to purchase one share of the Company’s common stock at an exercise price of $11.50 per share (the “Public Warrants”). Simultaneously with the closing of the IPO, AMCI completed the private sale of warrants where each warrant allows the holder to purchase one share of the Company’s common stock at $11.50 per share. Additionally, prior to the consummation of the Business Combination, AMCI issued warrants for the settlement of a working capital loan. The working capital warrants have the same terms as the private sale of warrants issued at the IPO. Warrants sold in the private sale at the IPO and the warrants issued to convert the working capital loan are collectively referred to as the “Private Placement Warrants”. On the Closing Date and as of March 31, 2023, 7,499,924 Public Warrants and 4,774,276 Private Placement Warrants remained outstanding.
These warrants expire on the fifth anniversary of the Business Combination or earlier upon redemption or liquidation and are exercisable commencing 30 days after the Business Combination, provided that the Company has an effective registration statement under the Securities Act covering the shares of common stock issuable upon exercise of the warrants and a current prospectus relating to them is available (or the Company permits holders to exercise their warrants on a cashless basis under the circumstances specified in the warrant agreement) and registered, qualified or exempt from registration under the securities, or blue sky, laws of the state of residence of the holder.
Once the warrants become exercisable, the Company may redeem the outstanding warrants:
a.in whole and not in part;
b.at a price of $0.01 per warrant;
c.upon a minimum of 30 days’ prior written notice of redemption to each warrant holder; and
d.if, and only if, the closing price of the common stock equals or exceeds $18.00 per share for any 20 trading days within a 30-trading day period ending three trading days before we send the notice of redemption to the warrant holders.
The Public Warrants and Private Placement Warrants are recognized as derivative liabilities in accordance with ASC 815. Accordingly, the Company recognizes the warrant instruments as liabilities at fair value as of the Closing Date, with an offsetting entry to additional paid-in capital and adjusts the carrying value of the instruments to fair value through other expense, net on the condensed consolidated statement of operations and comprehensive loss at each reporting period until they are exercised. As of March 31, 2023, the Public Warrants and Private Placement Warrants are presented within warrants on the condensed consolidated balance sheet.